Quarterly Holdings Report
for
Fidelity® SAI Emerging Markets Index Fund
January 31, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SV6-NPRT1-0324
1.9867762.108
Common Stocks - 95.5%
	Shares	Value ($)
Brazil - 3.9%
Ambev SA	2,792,998	7,373,731
Atacadao SA	374,700	787,306
B3 SA - Brasil Bolsa Balcao	3,444,840	9,101,598
Banco Bradesco SA	945,412	2,610,455
Banco BTG Pactual SA unit	697,100	5,068,130
Banco do Brasil SA	507,705	5,784,746
Banco Santander SA (Brasil) unit	220,700	1,276,250
BB Seguridade Participacoes SA	413,158	2,856,181
CCR SA	596,512	1,579,654
Centrais Eletricas Brasileiras SA (Electrobras)	719,097	5,923,290
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	201,800	3,212,084
Companhia Siderurgica Nacional SA (CSN)	392,800	1,405,689
Cosan SA	721,824	2,661,821
CPFL Energia SA	135,200	989,495
Energisa SA unit	128,100	1,308,562
Eneva SA (a)	516,300	1,329,725
ENGIE Brasil Energia SA	119,920	982,229
Equatorial Energia SA	610,338	4,364,661
Hapvida Participacoes e Investimentos SA (a)(b)	2,901,043	2,271,929
Hypera SA	225,500	1,444,194
Klabin SA unit	445,900	1,916,117
Localiza Rent a Car SA	539,163	5,889,614
Localiza Rent a Car SA rights 2/5/24 (a)	1,810	3,288
Lojas Renner SA	573,401	1,857,558
Magazine Luiza SA (a)	1,801,508	763,597
Natura & Co. Holding SA (a)	533,526	1,722,997
Petroleo Brasileiro SA - Petrobras (ON)	2,140,508	18,214,883
Prio SA	473,400	4,197,574
Raia Drogasil SA	762,460	3,893,557
Rede D'Oregon Sao Luiz SA (b)	338,817	1,856,710
Rumo SA	768,200	3,575,547
Sendas Distribuidora SA	800,500	2,207,095
Suzano Papel e Celulose SA	469,612	4,892,898
Telefonica Brasil SA	245,900	2,549,133
TIM SA	501,900	1,756,609
Totvs SA	311,800	1,983,678
Ultrapar Participacoes SA	429,238	2,440,585
Vale SA	2,013,873	27,543,201
Vibra Energia SA	689,949	3,307,421
Weg SA	994,180	6,489,541
TOTAL BRAZIL		159,393,333
Chile - 0.4%
Banco de Chile	26,873,983	3,013,135
Banco de Credito e Inversiones	45,237	1,197,822
Banco Santander Chile	39,008,172	1,803,992
Cencosud SA	756,393	1,316,326
Compania Sud Americana de Vapores SA	9,057,520	652,671
Empresas CMPC SA	664,519	1,082,756
Empresas COPEC SA	230,829	1,467,470
Enel Americas SA	12,659,506	1,282,970
Enel Chile SA	16,319,256	980,946
Falabella SA (a)	519,043	1,233,634
LATAM Airlines Group SA (a)	107,181,435	1,324,494
TOTAL CHILE		15,356,216
China - 24.3%
360 Security Technology, Inc. (A Shares) (a)	244,700	232,473
37 Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	74,300	172,233
3Peak, Inc. (A Shares)	5,276	72,054
3SBio, Inc. (b)	1,097,000	826,645
AAC Technology Holdings, Inc.	427,633	960,266
Accelink Technologies Co. Ltd. (A Shares)	23,600	71,740
ACM Research Shanghai, Inc. (A Shares)	8,988	97,159
Advanced Micro-Fabrication Equipment, Inc., China (A Shares)	22,654	359,632
AECC Aero-Engine Control Co. Ltd. (A Shares)	40,700	86,215
AECC Aviation Power Co. Ltd.	99,600	436,568
Agricultural Bank of China Ltd.:
(A Shares)	3,392,700	1,841,524
(H Shares)	15,883,297	6,149,870
Aier Eye Hospital Group Co. Ltd. (A Shares)	338,999	606,872
AIMA Technology Group Co. Ltd.	34,000	127,977
Air China Ltd.:
(A Shares) (a)	351,400	348,888
(H Shares) (a)	1,204,000	672,638
Airtac International Group	82,926	2,485,788
Akeso, Inc. (a)(b)	300,000	1,523,313
Alibaba Group Holding Ltd.	9,631,416	86,383,960
Alibaba Health Information Technology Ltd. (a)	3,221,000	1,183,576
Aluminum Corp. of China Ltd.:
(A shares)	456,600	363,525
(H Shares)	2,376,000	1,157,971
Amlogic Shanghai Co. Ltd. (A Shares)	12,828	79,457
Angel Yeast Co. Ltd. (A Shares)	30,300	130,585
Anhui Conch Cement Co. Ltd.:
(A Shares)	136,900	441,520
(H Shares)	743,400	1,488,980
Anhui Gujing Distillery Co. Ltd.:
(A Shares)	14,700	408,657
(B Shares)	64,857	838,063
Anhui Honglu Steel Construction Group Co. Ltd.	21,190	48,512
Anhui Jianghuai Automobile Group Corp. Ltd. (A Shares) (a)	73,600	125,335
Anhui Kouzi Distillery Co. Ltd. (A Shares)	18,500	100,495
Anhui Yingjia Distillery Co. Ltd. (A Shares)	22,300	156,662
Anjoy Foods Group Co. Ltd. (A Shares)	10,000	103,812
Anker Innovations Technology Co. Ltd. (A Shares)	13,700	131,016
Anta Sports Products Ltd.	754,800	6,370,855
Apeloa Pharmaceutical Co. Ltd. A Shares	35,400	59,985
Asia - Potash International Investment Guangzhou Co. Ltd. (A Shares) (a)	28,900	83,603
ASR Microelectronics Co. Ltd. (A Shares)	15,057	96,776
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)	11,560	138,283
Autobio Diagnostics Co. Ltd.	18,400	120,751
Autohome, Inc. ADR Class A	40,482	1,020,146
Avary Holding Shenzhen Co. Ltd. (A Shares)	66,600	162,646
AVIC Capital Co. Ltd. (A Shares)	281,800	133,560
AviChina Industry & Technology Co. Ltd. (H Shares)	1,503,000	554,363
Avicopter PLC (A Shares)	18,100	83,179
BAIC BluePark New Energy Technology Co. Ltd. (A Shares) (a)	190,100	116,676
Baidu, Inc. Class A (a)	1,334,924	17,283,551
Bank of Beijing Co. Ltd. (A Shares)	778,925	554,043
Bank of Changsha Co. Ltd. (A Shares)	135,000	134,994
Bank of Chengdu Co. Ltd. (A Shares)	133,400	233,197
Bank of China Ltd.:
(A Shares)	1,191,500	718,513
(H Shares)	47,070,464	17,664,153
Bank of Communications Co. Ltd.:
(A Shares)	1,329,800	1,114,743
(H Shares)	5,278,176	3,122,596
Bank of Hangzhou Co. Ltd. (A Shares)	197,000	299,836
Bank of Jiangsu Co. Ltd. (A Shares)	667,143	681,523
Bank of Nanjing Co. Ltd. (A Shares)	384,500	445,462
Bank of Ningbo Co. Ltd. (A Shares)	238,620	717,462
Bank of Shanghai Co. Ltd. (A Shares)	595,880	532,105
Bank of Suzhou Co. Ltd.	114,700	113,187
Baoshan Iron & Steel Co. Ltd. (A Shares)	801,700	688,736
BeiGene Ltd. (a)	409,232	4,637,915
Beijing Dabeinong Technology Group Co. Ltd. (A Shares)	128,400	84,909
Beijing E-Hualu Information Technology Co. Ltd. (A Shares) (a)	26,100	79,434
Beijing Easpring Material Technology Co. Ltd. (A Shares)	15,400	68,315
Beijing Enlight Media Co. Ltd. (A Shares)	89,200	92,053
Beijing Enterprises Holdings Ltd.	297,927	1,078,295
Beijing Enterprises Water Group Ltd.	2,380,000	579,044
Beijing Kingsoft Office Software, Inc. (A Shares)	16,627	495,126
Beijing New Building Materials PLC (A Shares)	56,600	211,043
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (A Shares)	52,500	118,352
Beijing Roborock Technology Co. Ltd. (A Shares)	4,431	177,391
Beijing Shiji Information Technology Co. Ltd. (A Shares)	70,480	69,816
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)	56,900	209,339
Beijing Tongrentang Co. Ltd. (A Shares)	47,200	287,829
Beijing United Information Technology Co. Ltd. (A Shares)	22,634	55,848
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. (A Shares)	28,312	213,097
Beijing Yanjing Brewery Co. Ltd. (A Shares)	86,400	98,480
Beijing-Shanghai High Speed Railway Co. Ltd. (A Shares)	1,724,500	1,195,347
Beiqi Foton Motor Co. Ltd. (A Shares) (a)	337,100	114,296
Bethel Automotive Safety Systems Co. Ltd. (A Shares)	13,900	100,158
Betta Pharmaceuticals Co. Ltd. (A Shares)	12,900	68,339
BGI Genomics Co. Ltd.	12,900	67,483
Bilibili, Inc. Class Z (a)(c)	116,941	1,055,906
Bloomage Biotechnology Corp. Ltd. (A Shares)	15,461	120,654
BOC Aviation Ltd. Class A (b)	123,600	926,675
BOC International China Co. Ltd.	112,500	162,513
BOE Technology Group Co. Ltd. (A Shares)	1,383,800	695,077
Bosideng International Holdings Ltd.	2,270,000	1,026,170
Brilliance China Automotive Holdings Ltd.	1,792,000	955,404
BTG Hotels Group Co. Ltd. (a)	34,200	66,800
By-Health Co. Ltd. (A Shares)	53,100	111,470
BYD Co. Ltd.:
(A Shares)	68,700	1,640,926
(H Shares)	613,300	13,731,895
BYD Electronic International Co. Ltd.	467,500	1,601,474
C&D International Investment Group Ltd.	439,982	726,547
Caitong Securities Co. Ltd.	157,600	163,526
Cambricon Technologies Corp. Ltd. (A Shares) (a)	13,933	211,823
Canmax Technologies Co. Ltd. (A Shares)	26,000	71,432
Cathay Biotech, Inc. (A Shares)	19,777	120,910
CECEP Solar Energy Co. Ltd. (A Shares)	118,600	83,451
CECEP Wind-Power Corp. (A Shares)	290,200	114,955
CETC Cyberspace Security Technology Co. Ltd. (A Shares)	26,300	60,579
CGN Power Co. Ltd.:
(A Shares)	305,400	162,838
(H Shares) (b)	6,750,447	1,891,644
Changchun High & New Technology Industry Group, Inc. (A Shares)	13,900	221,601
Changjiang Securities Co. Ltd. (A Shares)	184,600	127,101
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)	9,600	168,336
Chaozhou Three-Circle Group Co. (A Shares)	64,700	206,052
Chengxin Lithium Group Co. Ltd. (A Shares)	28,000	79,234
Chifeng Jilong Gold Mining Co. Ltd. (A Shares) (a)	70,100	117,206
China Baoan Group Co. Ltd. (A Shares)	107,100	161,468
China Cinda Asset Management Co. Ltd. (H Shares)	5,656,000	542,674
China CITIC Bank Corp. Ltd. (H Shares)	5,283,051	2,618,291
China Coal Energy Co. Ltd. (H Shares)	1,221,000	1,340,877
China Communications Services Corp. Ltd. (H Shares)	1,426,000	587,182
China Construction Bank Corp.:
(A Shares)	247,500	237,202
(H Shares)	57,036,000	33,871,605
China CSSC Holdings Ltd. (A Shares)	163,000	695,560
China Eastern Airlines Corp. Ltd. (A Shares) (a)	582,300	304,180
China Energy Engineering Corp. Ltd. (A Shares)	1,112,800	327,791
China Everbright Bank Co. Ltd.:
(A Shares)	1,475,100	648,935
(H Shares)	2,185,000	648,696
China Everbright International Ltd.	2,185,814	762,369
China Feihe Ltd. (b)	2,167,000	992,777
China Film Co. Ltd. (A Shares) (a)	74,400	121,579
China Galaxy Securities Co. Ltd.:
(A Shares)	138,200	224,348
(H Shares)	2,171,000	1,063,717
China Gas Holdings Ltd.	1,613,100	1,470,701
China Great Wall Securities Co. Ltd. (A Shares)	135,900	139,010
China Greatwall Technology Group Co. Ltd. (A Shares)	110,300	127,908
China Hongqiao Group Ltd.	1,407,200	1,031,639
China Huishan Dairy Holdings Co. Ltd. (a)(d)	2,302,000	3
China International Capital Corp. Ltd.	83,200	375,384
China International Capital Corp. Ltd. (H Shares) (b)	922,200	1,096,168
China Jushi Co. Ltd. (A Shares)	135,714	173,841
China Life Insurance Co. Ltd.:
(A Shares)	92,800	373,051
(H Shares)	4,427,747	5,104,494
China Literature Ltd. (a)(b)	243,300	707,652
China Longyuan Power Grid Corp. Ltd. (H Shares)	1,991,000	1,200,994
China Medical System Holdings Ltd.	801,000	1,144,655
China Meheco Co. Ltd. (A Shares)	47,000	68,820
China Mengniu Dairy Co. Ltd.	1,867,000	4,136,750
China Merchants Bank Co. Ltd.:
(A Shares)	809,200	3,473,194
(H Shares)	2,213,921	8,070,597
China Merchants Energy Shipping Co. Ltd. (A Shares)	276,200	249,612
China Merchants Holdings International Co. Ltd.	858,242	1,061,111
China Merchants Securities Co. Ltd. (A Shares)	279,550	522,006
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	331,100	405,978
China Minmetals Rare Earth Co. Ltd. (A Shares)	42,700	143,291
China Minsheng Banking Corp. Ltd.:
(A Shares)	1,252,200	690,328
(H Shares)	3,955,061	1,315,430
China National Building Materials Co. Ltd. (H Shares)	2,304,000	812,723
China National Chemical Engineering Co. Ltd. (A Shares)	209,508	187,430
China National Medicines Corp. Ltd. (A Shares)	22,400	93,409
China National Nuclear Power Co. Ltd. (A Shares)	680,600	787,436
China National Software & Service Co. Ltd. (A Shares)	26,910	99,649
China Northern Rare Earth Group High-Tech Co. Ltd.	120,600	284,040
China Oilfield Services Ltd. (H Shares)	1,076,000	1,034,149
China Overseas Land and Investment Ltd.	2,269,202	3,432,827
China Overseas Property Holdings Ltd.	785,000	520,291
China Pacific Insurance (Group) Co. Ltd.	237,300	826,059
China Pacific Insurance (Group) Co. Ltd. (H Shares)	1,574,228	2,896,536
China Petroleum & Chemical Corp.:
(A Shares)	1,462,500	1,217,794
(H Shares)	14,178,704	7,375,812
China Power International Development Ltd.	2,935,619	1,098,303
China Railway Group Ltd.:
(A Shares)	664,700	586,100
(H Shares)	2,646,000	1,210,115
China Railway Signal & Communications Corp. (A Shares)	234,971	152,415
China Resource Gas Group Ltd.	549,600	1,558,657
China Resources Beer Holdings Co. Ltd.	962,144	3,479,442
China Resources Land Ltd.	1,900,812	5,770,973
China Resources Microelectronics Ltd. (A Shares)	45,101	238,281
China Resources Mixc Lifestyle Services Ltd. (b)(c)	409,200	1,181,694
China Resources Pharmaceutical Group Ltd. (b)	939,500	572,835
China Resources Power Holdings Co. Ltd.	1,138,940	2,304,191
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	33,600	245,346
China Ruyi Holdings Ltd. (a)(c)	3,432,000	575,764
China Shenhua Energy Co. Ltd.:
(A Shares)	227,485	1,181,518
(H Shares)	2,008,202	7,618,488
China Southern Airlines Ltd.:
(A Shares) (a)	442,500	356,047
(H Shares) (a)	1,016,000	375,884
China State Construction Engineering Corp. Ltd. (A Shares)	1,507,940	1,083,813
China State Construction International Holdings Ltd.	1,195,500	1,262,809
China Taiping Insurance Group Ltd.	858,655	712,790
China Three Gorges Renewables Group Co. Ltd. (A Shares)	1,059,900	655,214
China Tourism Group Duty Free Corp. Ltd.:
(A Shares)	86,300	962,413
(H Shares) (b)	45,500	399,026
China Tower Corp. Ltd. (H Shares) (b)	26,335,000	2,929,543
China Traditional Chinese Medicine Holdings Co. Ltd.	1,802,000	688,984
China United Network Communications Ltd. (A Shares)	1,061,400	669,136
China Vanke Co. Ltd.:
(A Shares)	330,400	443,552
(H Shares)	1,351,600	1,063,434
China XD Electric Co. Ltd. (A Shares)	222,300	158,053
China Yangtze Power Co. Ltd. (A Shares)	872,100	2,970,884
China Zhenhua (Group) Science & Technology Co. Ltd. (A Shares)	18,800	116,921
China Zheshang Bank Co. Ltd.	703,050	263,790
ChinaSoft International Ltd.	1,580,000	900,371
Chongqing Brewery Co. Ltd. (A Shares)	16,500	128,153
Chongqing Changan Automobile Co. Ltd. (A Shares)	297,274	531,072
Chongqing Rural Commercial Bank Co. Ltd. (A Shares)	297,000	179,439
Chongqing Taiji Industry Group Co. Ltd. (A Shares) (a)	21,100	98,459
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)	86,250	540,551
Chow Tai Fook Jewellery Group Ltd.	1,188,800	1,610,453
CITIC Pacific Ltd.	3,441,941	3,322,141
CITIC Securities Co. Ltd.:
(A Shares)	403,400	1,155,885
(H Shares)	1,133,590	2,212,455
Cmoc Group Ltd.:
(A Shares)	597,400	447,927
(H Shares)	2,275,000	1,246,140
CNGR Advanced Material Co. Ltd.	24,200	147,003
CNPC Capital Co. Ltd. (A Shares)	286,200	245,895
Contemporary Amperex Technology Co. Ltd.	156,820	3,319,580
COSCO Shipping Development Co. Ltd. (A Shares)	321,900	105,547
COSCO Shipping Energy Transportation Co. Ltd.:
(A Shares)	108,300	199,804
(H Shares)	800,000	743,856
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares)	436,020	600,424
(H Shares)	1,829,800	1,922,438
Cosco Shipping Ports Ltd.	834,473	511,013
Country Garden Holdings Co. Ltd. (a)(c)	7,468,662	605,753
Country Garden Services Holdings Co. Ltd.	1,290,000	852,164
CRRC Corp. Ltd.:
(A Shares)	791,300	627,817
(H Shares)	2,769,000	1,287,013
CSC Financial Co. Ltd. (A Shares)	159,500	497,945
CSPC Innovation Pharmaceutical Co. Ltd. (A Shares)	39,100	147,066
CSPC Pharmaceutical Group Ltd.	5,291,608	3,892,982
CSSC Science & Technology Co. Ltd.	51,000	114,034
Daqin Railway Co. Ltd. (A Shares)	561,000	579,979
Daqo New Energy Corp. ADR (a)	34,759	627,400
DaShenLin Pharmaceutical Group Co. Ltd.	35,673	113,491
Datang International Power Generation Co. Ltd. (A Shares)	410,000	139,573
DHC Software Co. Ltd. (A Shares)	101,700	70,944
Do-Fluoride New Materials Co. Ltd. (A Shares)	32,900	55,725
Dong-E-E-Jiao Co. Ltd. (A Shares)	20,300	148,821
Dongfang Electric Corp. Ltd. (A Shares)	97,100	194,436
Dongfeng Motor Group Co. Ltd. (H Shares)	1,511,000	583,505
Dongxing Securities Co. Ltd. (A Shares)	112,200	124,284
East Buy Holding Ltd. (a)(b)(c)	271,500	797,683
East Money Information Co. Ltd. (A Shares)	578,208	1,007,870
Eastroc Beverage Group Co. Ltd.	9,100	206,700
Ecovacs Robotics Co. Ltd. Class A	17,900	79,831
Empyrean Technology Co. Ltd. (A Shares)	12,200	132,198
ENN Energy Holdings Ltd.	468,943	3,490,742
ENN Natural Gas Co. Ltd. (A Shares)	86,900	211,819
Eoptolink Technology, Inc. Ltd. (A Shares)	24,900	146,608
Eve Energy Co. Ltd. (A shares)	69,774	339,162
Everbright Securities Co. Ltd. (A Shares)	129,558	282,899
Everdisplay Optronics Shanghai Co. Ltd. (A Shares) (a)	520,989	153,305
Fangda Carbon New Material Co. Ltd. (A Shares) (a)	151,748	93,638
Far East Horizon Ltd.	1,154,000	846,013
Farasis Energy Gan Zhou Co. Ltd. (A Shares) (a)	34,876	58,764
FAW Jiefang Group Co. Ltd. (A Shares) (a)	96,100	105,260
First Capital Securities Co. Ltd. (A Shares)	147,500	108,209
Flat Glass Group Co. Ltd. (c)	243,000	365,477
Flat Glass Group Co. Ltd. (A Shares)	63,900	181,762
Focus Media Information Technology Co. Ltd. (A Shares)	495,440	390,905
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	167,276	793,799
Fosun International Ltd.	1,461,954	767,198
Founder Securities Co. Ltd. (A Shares)	299,100	288,428
Foxconn Industrial Internet Co. Ltd. (A Shares)	472,897	876,689
Fujian Sunner Development Co. Ltd. A Shares	38,000	79,363
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)	52,300	278,050
(H Shares) (b)	380,800	1,721,564
G-bits Network Technology Xiamen Co. Ltd. (A Shares)	2,300	57,989
GalaxyCore, Inc. (A Shares)	57,847	131,902
Ganfeng Lithium Group Co. Ltd.:
(A Shares)	51,140	243,003
(H Shares) (b)	256,920	686,312
GCL Technology Holdings Ltd.	12,843,000	1,477,753
GD Power Development Co. Ltd. (A Shares)	616,200	384,667
GDS Holdings Ltd. Class A (a)	566,952	379,723
Geely Automobile Holdings Ltd.	3,583,517	3,396,670
GEM Co. Ltd. (A Shares)	221,600	139,225
Gemdale Corp. (A Shares)	140,500	79,269
Genscript Biotech Corp. (a)(c)	692,000	1,148,660
GF Securities Co. Ltd.:
(A Shares)	212,700	406,890
(H Shares)	624,228	628,228
Giant Network Group Co. Ltd. (A Shares)	79,600	102,096
Gigadevice Semiconductor Beijing, Inc. (A Shares)	22,560	196,690
Ginlong Technologies Co. Ltd. (A Shares)	14,800	123,297
GoerTek, Inc. (A Shares)	118,000	250,412
Goldwind Science & Technology Co. Ltd. (A Shares)	110,800	107,882
Goneo Group Co. Ltd. (A Shares)	15,600	202,386
GoodWe Technologies Co. Ltd. (A Shares)	6,548	85,216
Gotion High-tech Co. Ltd. (A Shares) (a)	62,100	161,931
Great Wall Motor Co. Ltd.:
(A Shares)	80,100	228,625
(H Shares)	1,401,500	1,379,927
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	104,100	512,821
Greenland Holdings Corp. Ltd. (A Shares) (a)	460,600	135,719
Greentown China Holdings Ltd.	678,500	511,149
GRG Banking Equipment Co. Ltd. (A Shares)	78,900	104,316
Guangdong Haid Group Co. Ltd. (A Shares)	57,100	301,501
Guangdong HEC Technology Holding Co. Ltd. (A Shares) (a)	95,800	82,741
Guangdong Investment Ltd.	1,743,126	1,013,397
Guanghui Energy Co. Ltd. (A Shares)	225,600	221,531
Guangzhou Automobile Group Co. Ltd.	261,900	299,858
Guangzhou Automobile Group Co. Ltd. (H Shares)	1,526,200	603,252
Guangzhou Baiyun International Airport Co. Ltd. (A Shares) (a)	94,400	124,072
Guangzhou Baiyunshan Pharma Health (A Shares)	57,200	218,223
Guangzhou Haige Communications Group (A Shares)	94,400	126,924
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	14,500	105,728
Guangzhou Shiyuan Electronic Technology Co. Ltd. (A Shares)	22,000	105,062
Guangzhou Tinci Materials Technology Co. Ltd. (A Shares)	66,200	172,577
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. (A Shares)	129,431	103,418
Guolian Securities Co. Ltd. (a)	73,200	104,011
Guosen Securities Co. Ltd. (A Shares)	217,200	243,760
Guotai Junan Securities Co. Ltd. (A Shares)	282,500	576,550
Guoyuan Securities Co. Ltd. (A Shares)	148,470	132,492
H World Group Ltd. ADR	122,724	3,898,941
Haidilao International Holding Ltd. (b)	992,000	1,562,913
Haier Smart Home Co. Ltd.	1,482,200	4,188,198
Haier Smart Home Co. Ltd. (A Shares)	187,500	585,075
Hainan Airlines Co. Ltd. (A Shares) (a)	1,481,900	282,908
Hainan Airport Infrastructure Co. Ltd. (A Shares) (a)	407,200	198,348
Haitian International Holdings Ltd.	381,000	848,070
Haitong Securities Co. Ltd.:
(A Shares)	367,100	450,986
(H Shares)	1,576,800	726,814
Hangzhou Binjiang Real Estate Group Co. Ltd. (A Shares)	97,200	92,458
Hangzhou Chang Chuan Technology Co. Ltd.	19,000	63,530
Hangzhou First Applied Material Co. Ltd. (A Shares)	63,072	200,137
Hangzhou Greatstar Industrial Co. Ltd. (A Shares)	47,300	123,083
Hangzhou Lion Electronics Co. Ltd. (A Shares)	21,300	60,754
Hangzhou Oxygen Plant Group Co. Ltd. (A Shares)	30,800	102,249
Hangzhou Robam Appliances Co. Ltd. (A Shares)	29,400	89,317
Hangzhou Silan Microelectronics Co. Ltd. (A Shares)	69,400	175,887
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	10,700	60,602
Hansoh Pharmaceutical Group Co. Ltd. (b)	704,000	1,057,371
Haohua Chemical Science & Technology Co. Ltd. (A Shares)	28,700	106,582
Hebei Hengshui Laobaigan Liquor Co. Ltd.	42,900	104,953
Hebei Yangyuan Zhihui Beverage Co. Ltd. (A Shares)	44,600	143,632
Heilongjiang Agriculture Co. Ltd. (A Shares)	58,000	92,199
Henan Shenhuo Coal & Power Co. Ltd. (A Shares)	86,500	201,257
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	129,200	513,578
Hengan International Group Co. Ltd.	380,400	1,177,905
Hengdian Group DMEGC Magnetics Co. Ltd. (A Shares)	50,900	90,032
Hengli Petrochemical Co. Ltd. (A Shares) (a)	262,820	430,444
Hengtong Optic-electric Co. Ltd. (A Shares)	109,700	168,285
Hengyi Petrochemical Co. Ltd. (A Shares) (a)	120,280	104,602
Hesteel Co. Ltd. (A Shares)	340,100	98,721
Hisense Electric Co. Ltd.	51,400	158,922
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)	19,600	314,714
HLA Group Corp. Ltd. (A Shares)	147,100	157,753
Hongfa Technology Co. Ltd. (A Shares)	16,980	53,137
Hoshine Silicon Industry Co. Ltd. (A Shares)	28,300	173,056
Hoymiles Power Electronics, Inc. (A Shares)	3,060	80,086
Hoyuan Green Energy Co. Ltd. (A Shares)	16,209	55,866
Hua Hong Semiconductor Ltd. (a)(b)	353,000	639,510
Huadian Power International Corp. Ltd. (A Shares)	286,300	242,947
Huadong Medicine Co. Ltd. (A Shares)	59,400	240,019
Huafon Chemical Co. Ltd. (A Shares)	159,700	136,110
Huagong Tech Co. Ltd. (A Shares)	34,400	123,304
Huaibei Mining Holdings Co. Ltd. (A Shares)	92,800	225,046
Hualan Biological Engineer, Inc. (A Shares)	61,970	152,219
Huaneng Power International, Inc.:
(A Shares) (a)	319,600	390,273
(H Shares) (a)	2,518,186	1,420,044
Huatai Securities Co. Ltd.:
(A Shares)	216,000	414,770
(H Shares) (b)	844,000	995,686
HUAXI Securities Co. Ltd.	80,700	83,911
Huaxia Bank Co. Ltd. (A Shares)	448,058	378,724
Huayu Automotive Systems Co. Ltd. (A Shares)	106,000	240,542
Hubei Feilihua Quartz Glass Co. Ltd. (A Shares)	15,700	55,215
Hubei Jumpcan Pharmaceutical Co. Ltd. (A Shares)	35,500	149,216
Hubei Xingfa Chemicals Group Co. Ltd. (A Shares)	34,100	77,873
Huizhou Desay SV Automotive Co. Ltd.	18,600	220,968
Humanwell Healthcare Group Co. Ltd. (A Shares)	61,000	171,523
Hunan Valin Steel Co. Ltd. (A Shares)	221,600	168,785
Hundsun Technologies, Inc. (A Shares)	65,019	190,618
Hwatsing Technology Co. Ltd. (A Shares)	5,333	110,048
Hygeia Healthcare Holdings Co. (b)	207,000	674,589
Hygon Information Technology Co. Ltd. (A Shares)	69,442	639,117
IEIT Systems Co. Ltd. (A Shares)	49,172	193,074
iFlytek Co. Ltd. (A Shares)	84,400	449,795
IMEIK Technology Development Co. Ltd. (A Shares)	7,400	280,033
Industrial & Commercial Bank of China Ltd.:
(A Shares)	4,401,000	3,175,125
(H Shares)	35,280,000	17,185,949
Industrial Bank Co. Ltd. (A Shares)	734,300	1,613,310
Industrial Securities Co. Ltd. (A Shares)	286,570	218,039
Ingenic Semiconductor Co. Ltd. (A Shares)	15,300	101,481
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	235,100	889,378
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares) (a)	1,510,100	299,055
Inner Mongolia Dian Tou Energy Corp. Ltd.	80,400	165,868
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)	281,100	139,580
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	631,590	1,194,725
Inner Mongolia Yuan Xing Energy Co. Ltd. (A Shares)	113,000	82,500
Innovent Biologics, Inc. (a)(b)	716,000	2,884,701
iQIYI, Inc. ADR (a)	264,008	884,427
iRay Technology Co. Ltd. (A Shares)	3,782	113,251
iSoftStone Information Technology Group Co. Ltd. (A Shares)	32,150	140,464
JA Solar Technology Co. Ltd. (A Shares)	111,104	264,976
Jason Furniture Hangzhou Co. Ltd. (A Shares)	25,720	121,787
JCET Group Co. Ltd. (A Shares)	69,500	217,437
JD Health International, Inc. (a)(b)	660,350	2,179,015
JD Logistics, Inc. (a)(b)	1,181,100	1,031,308
JD.com, Inc. Class A	1,389,350	15,666,500
Jiangsu Eastern Shenghong Co. Ltd.	232,200	320,531
Jiangsu Expressway Co. Ltd. (H Shares)	728,000	695,078
Jiangsu Hengli Hydraulic Co. Ltd.	45,276	308,466
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	228,458	1,196,701
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)	42,800	264,506
Jiangsu Nhwa Pharmaceutical Co. Ltd. (A Shares)	37,400	121,456
Jiangsu Pacific Quartz Co. Ltd. (A Shares)	11,400	113,804
Jiangsu Phoenix Publishing & Media Corp. Ltd.	76,100	102,943
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	55,500	708,451
Jiangsu Yangnong Chemical Co. Ltd. (A Shares)	12,870	88,317
Jiangsu Yoke Technology Co. Ltd. (A Shares)	14,800	80,001
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)	39,500	175,748
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	121,000	195,404
Jiangxi Copper Co. Ltd.:
(A Shares)	83,300	209,420
(H Shares)	654,000	914,639
Jiangxi Special Electric Motor Co. Ltd. (A Shares) (a)	52,400	66,090
Jinduicheng Molybdenum Co. Ltd. (A Shares)	118,000	150,333
Jinko Solar Co. Ltd. (A Shares)	223,997	247,716
JiuGui Liquor Co. Ltd. (A Shares)	10,000	86,776
Jizhong Energy Resources Co. Ltd. (A Shares)	112,700	118,664
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)	78,500	117,735
Jointown Pharmaceutical Group (A Shares)	123,074	118,551
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares) (a)	24,300	74,564
JOYY, Inc. ADR	23,186	710,883
Juewei Food Co. Ltd.	18,600	52,080
Juneyao Airlines Co. Ltd. (A shares) (a)	83,800	139,180
Kangmei Pharmaceutical Co. Ltd. rights (a)(d)	16,959	0
Kanzhun Ltd. ADR	130,762	1,818,899
KE Holdings, Inc. ADR	391,501	5,547,569
Keda Industrial Group Co. Ltd.	58,500	88,388
Kingboard Chemical Holdings Ltd.	396,900	706,445
Kingdee International Software Group Co. Ltd. (a)	1,650,000	1,594,995
Kingnet Network Co. Ltd. (A Shares)	64,400	84,761
Kingsoft Corp. Ltd.	569,600	1,385,697
Kuaishou Technology Class B (a)(b)	1,382,000	6,965,748
Kuang-Chi Technologies Co. Ltd. (A Shares) (a)	67,600	112,377
Kunlun Energy Co. Ltd.	2,311,000	2,070,418
Kunlun Tech Co. Ltd. (A Shares) (a)	40,600	168,917
Kweichow Moutai Co. Ltd. (A Shares)	44,600	9,999,184
Lb Group Co. Ltd. (A Shares)	81,400	182,977
Lenovo Group Ltd.	4,309,000	4,511,830
Lens Technology Co. Ltd. (A Shares)	171,000	249,157
Lepu Medical Technology Beijing Co. Ltd. (A Shares)	63,400	115,996
Li Auto, Inc. Class A (a)	679,536	9,393,179
Li Ning Co. Ltd.	1,405,500	3,002,601
Liaoning Port Co. Ltd. (A Shares)	562,700	107,554
Lingyi iTech Guangdong Co. (A Shares)	237,400	157,123
Livzon Pharmaceutical Group, Inc. (A Shares)	19,100	90,353
Longfor Properties Co. Ltd. (b)	1,172,095	1,299,627
LONGi Green Energy Technology Co. Ltd.	275,399	743,659
Lufax Holding Ltd. ADR (c)	111,386	263,985
Luxi Chemical Group Co. Ltd.	61,500	79,307
Luxshare Precision Industry Co. Ltd. (A Shares)	257,424	914,362
Luzhou Laojiao Co. Ltd. (A Shares)	53,200	1,091,951
Mango Excellent Media Co. Ltd. (A Shares)	63,470	189,374
Maxscend Microelectronics Co. Ltd. (A Shares)	19,328	248,438
Meihua Holdings Group Co. Ltd. (A Shares)	92,700	128,987
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares) (a)	121,488	82,824
Meituan Class B (a)(b)	3,003,720	24,159,604
Metallurgical Corp. China Ltd. (A Shares)	594,100	268,718
Microport Scientific Corp. (a)(c)	493,300	364,308
Ming Yang Smart Energy Group Ltd. (A Shares)	72,600	91,134
MINISO Group Holding Ltd.	224,684	950,304
Minth Group Ltd.	454,000	735,904
Montage Technology Co. Ltd. (A Shares)	38,414	241,032
Muyuan Foodstuff Co. Ltd. (A Shares)	195,954	964,720
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.	49,253	89,503
Nanjing Securities Co. Ltd. (A Shares)	121,300	126,113
NARI Technology Co. Ltd. (A Shares)	294,675	863,327
National Silicon Industry Group Co. Ltd. (A Shares) (a)	94,997	187,829
NAURA Technology Group Co. Ltd.	19,400	614,678
NavInfo Co. Ltd. (A Shares) (a)	77,300	69,956
NetEase, Inc.	1,145,020	22,257,026
New China Life Insurance Co. Ltd.	46,800	199,645
New China Life Insurance Co. Ltd. (H Shares)	558,000	995,826
New Hope Liuhe Co. Ltd. (A Shares) (a)	155,000	177,038
New Oriental Education & Technology Group, Inc. (a)	882,010	6,807,570
Ninestar Corp. (A Shares)	48,200	130,175
Ningbo Deye Technology Co. Ltd. (A Shares)	15,460	146,010
Ningbo Joyson Electronic Corp. (A shares)	55,300	111,568
Ningbo Orient Wires & Cables Co. Ltd. (A Shares)	21,100	104,023
Ningbo Ronbay New Energy Technology Co. Ltd. (A Shares)	13,650	54,185
Ningbo Shanshan Co. Ltd. (A Shares)	92,900	129,406
Ningbo Tuopu Group Co. Ltd. (A Shares)	40,100	272,883
Ningxia Baofeng Energy Group Co. Ltd.	271,500	505,464
NIO, Inc. sponsored ADR (a)(c)	820,498	4,611,199
Nongfu Spring Co. Ltd. (H Shares) (b)	1,193,000	6,474,597
North Industries Group Red Arrow Co. Ltd. (A Shares)	41,900	66,604
Offcn Education Technology Co. A Shares (a)	193,800	95,389
Offshore Oil Enginering Co. Ltd. (A Shares)	137,300	107,209
OFILM Group Co. Ltd. (A Shares) (a)	109,400	102,024
Oppein Home Group, Inc. (A Shares)	17,280	147,823
Orient Securities Co. Ltd. (A Shares)	259,839	300,060
Oriental Pearl Group Co. Ltd.	145,500	138,610
Ovctek China, Inc. (A Shares)	28,089	68,276
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (a)	411,000	161,806
PDD Holdings, Inc. ADR (a)	353,730	44,877,725
People's Insurance Co. of China Group Ltd.:
(A Shares)	359,300	255,892
(H Shares)	5,147,552	1,600,261
People.cn Co. Ltd. (A Shares)	36,900	110,839
Perfect World Co. Ltd. (A Shares)	60,700	80,966
PetroChina Co. Ltd.:
(A Shares)	735,100	857,802
(H Shares)	12,529,790	9,063,621
Pharmaron Beijing Co. Ltd. (A Shares)	50,400	148,516
PICC Property & Casualty Co. Ltd. (H Shares)	4,083,568	5,079,409
Ping An Bank Co. Ltd. (A Shares)	707,400	934,477
Ping An Healthcare and Technology Co. Ltd. (a)(b)(c)	335,400	481,549
Ping An Insurance Group Co. of China Ltd.:
(A Shares)	406,796	2,305,288
(H Shares)	3,931,141	16,524,721
Piotech, Inc. (A Shares)	6,250	141,725
Poly Developments & Holdings (A Shares)	436,100	582,946
Pop Mart International Group Ltd. (b)	283,000	634,664
Postal Savings Bank of China Co. Ltd.	1,006,700	665,259
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	4,768,000	2,292,975
Power Construction Corp. of China Ltd. (A Shares)	583,100	409,568
Pylon Technologies Co. Ltd. (Series A)	5,525	61,658
Qi An Xin Technology Group, Inc. (A Shares) (a)	29,662	122,859
Qifu Technology, Inc. ADR	67,238	964,865
Qinghai Salt Lake Potash Co. Ltd. Class A (a)	208,700	417,552
Range Intelligent Computing Technology Group Co. Ltd. (A Shares)	48,200	133,323
Raytron Technology Co. Ltd. (A Shares)	13,912	64,212
Risen Energy Co. Ltd. (A Shares)	36,600	75,188
Rockchip Electronics Co. Ltd.	12,300	79,374
Rongsheng Petrochemical Co. Ltd. (A Shares)	384,900	508,448
SAIC Motor Corp. Ltd. (A Shares)	284,800	543,778
Sailun Group Co. Ltd. A Shares	105,700	178,005
Sanan Optoelectronics Co. Ltd. (A Shares)	168,000	257,769
Sangfor Technologies, Inc. (a)	14,300	108,853
Sany Heavy Equipment International Holdings Co. Ltd.	668,000	434,766
Sany Heavy Industry Co. Ltd. (A Shares)	314,200	574,032
Satellite Chemical Co. Ltd. (A Shares) (a)	113,330	216,116
SDIC Capital Co. Ltd.	213,700	199,090
SDIC Power Holdings Co. Ltd. (A Shares)	270,900	525,262
Seazen Holdings Co. Ltd. (A Shares) (a)	70,200	96,911
Seres Group Co. Ltd. (A Shares) (a)	53,900	426,492
SF Holding Co. Ltd. (A Shares)	177,500	875,366
SG Micro Corp. (A Shares)	17,692	153,408
Shaanxi Coal Industry Co. Ltd. (A Shares)	347,500	1,174,553
Shan Xi Hua Yang Group New Energy Co. Ltd.	140,050	189,045
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)	42,688	90,118
Shandong Gold Mining Co. Ltd.:
(A Shares)	140,644	403,671
(H Shares) (b)	414,750	597,113
Shandong Himile Mechanical Science & Technology Co. Ltd. (A Shares)	23,400	87,154
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)	71,200	242,101
Shandong Linglong Tyre Co. Ltd. (A Shares)	56,200	153,830
Shandong Nanshan Aluminum Co. Ltd. (A Shares)	406,100	162,502
Shandong Sun Paper Industry JSC Ltd. (A Shares)	94,300	159,918
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	1,478,800	944,661
Shanghai Aiko Solar Energy Co. Ltd. (A Shares)	57,820	111,650
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares)	32,660	90,075
Shanghai Baosight Software Co. Ltd.	351,162	691,846
Shanghai Baosight Software Co. Ltd. (A Shares)	68,968	394,379
Shanghai Construction Group Co. Ltd. (A Shares)	285,794	92,590
Shanghai Electric Group Co. Ltd. (A Shares) (a)	434,900	241,465
Shanghai Electric Power Co. Ltd. (A Shares)	102,000	113,032
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)	90,900	276,969
(H Shares)	278,500	472,867
Shanghai Friendess Electronic Technology Corp. Ltd. (A Shares)	5,461	191,971
Shanghai Fudan Microelectronics Group Co. Ltd. (A Shares)	15,590	59,059
Shanghai International Airport Co. Ltd. (A Shares) (a)	42,000	194,233
Shanghai International Port Group Co. Ltd. (A Shares)	225,943	174,008
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)	28,400	100,313
Shanghai Junshi Biosciences Co. Ltd. (A Shares) (a)	26,307	102,762
Shanghai Lingang Holdings Corp. Ltd. (A Shares)	71,300	97,778
Shanghai M&G Stationery, Inc. (A Shares)	31,500	134,662
Shanghai Moons' Electric Co. Ltd. (A Shares)	12,500	64,769
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)	150,400	356,126
(H Shares)	364,509	515,237
Shanghai Pudong Development Bank Co. Ltd. (A Shares)	1,053,109	1,004,382
Shanghai Putailai New Energy Technology Co. Ltd.	70,274	161,321
Shanghai RAAS Blood Products Co. Ltd. (A Shares)	234,900	210,930
Shanghai Rural Commercial Bank Co. Ltd. (A Shares)	358,800	316,570
Shanghai United Imaging Healthcare Co. Ltd. (A Shares)	29,594	557,002
Shanghai Yuyuan Tourist Mart Group Co. Ltd.	116,900	101,713
Shanghai Zhangjiang High Ltd. (A Shares)	51,700	114,771
Shanxi Coal International Energy Group Co. Ltd. (A Shares)	69,400	163,579
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)	101,100	334,368
Shanxi Meijin Energy Co. Ltd. (A Shares) (a)	131,800	98,547
Shanxi Securities Co. Ltd. (A Shares)	113,460	78,395
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)	183,800	91,507
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)	43,860	1,227,007
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)	195,490	286,590
Shede Spirits Co. Ltd. (A Shares)	11,700	135,149
Shenergy Co. Ltd. (A Shares)	203,600	206,053
Shenghe Resources Holding Co. Ltd. (A Shares)	53,800	61,878
Shengyi Technology Co. Ltd.	90,500	181,456
Shennan Circuits Co. Ltd. (A Shares)	16,340	120,467
Shenwan Hongyuan Group Co. Ltd. (A Shares)	834,600	509,315
Shenzhen Capchem Technology Co. Ltd. (A Shares)	25,720	133,484
Shenzhen Dynanonic Co. Ltd. (A Shares)	8,640	50,035
Shenzhen Energy Group Co. Ltd. (A Shares)	161,960	140,154
Shenzhen Goodix Technology Co. Ltd. (A Shares) (a)	15,400	112,746
Shenzhen Inovance Technology Co. Ltd. (A Shares)	44,900	350,756
Shenzhen Kaifa Technology Co. Ltd. (A Shares)	54,500	90,601
Shenzhen Kangtai Biological Products Co. Ltd.	38,020	110,855
Shenzhen Kedali Industry Co. Ltd.	10,400	98,095
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	43,400	1,627,455
Shenzhen New Industries Biomedical Engineering Co. Ltd.	26,200	252,665
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares) (a)	281,300	115,947
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)	42,000	152,008
Shenzhen SC New Energy Technology Corp. (A Shares)	10,900	86,022
Shenzhen Sed Industry Co. Ltd. (A Shares)	33,700	82,599
Shenzhen Senior Technology Material Co. Ltd. (A Shares)	38,758	58,824
Shenzhen Sunlord Electronics Co. Ltd. (A Shares)	24,800	76,632
Shenzhen Transsion Holdings Co. Ltd. (A Shares)	28,911	551,233
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	29,800	96,253
Shenzhou International Group Holdings Ltd.	489,700	4,360,978
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)	58,060	159,505
Shuangliang Eco-Energy Systems Ltd. (A Shares)	68,900	66,046
Sichuan Changhong Electric Co. Ltd. (A Shares)	154,900	91,150
Sichuan Chuantou Energy Co. Ltd. (A Shares)	153,600	332,940
Sichuan Hebang Biotechnology Co. Ltd. (A Shares)	286,600	91,556
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)	50,300	162,388
Sichuan Road & Bridge (Group) Co. Ltd. (A Shares)	240,660	269,929
Sichuan Swellfun Co. Ltd. (A Shares)	15,100	100,677
Sieyuan Electric Co. Ltd. (A Shares)	26,200	185,050
Silergy Corp.	193,000	2,375,696
Sinolink Securities Co. Ltd. (A Shares)	135,100	157,928
Sinoma International Engineering Co. Ltd. (A Shares)	100,200	155,909
Sinoma Science & Technology Co. Ltd. (A Shares)	52,200	103,602
Sinomine Resource Group Co. Ltd. (A Shares)	27,172	118,315
Sinopec Shanghai Petrochemical Co. Ltd. (A Shares) (a)	239,600	89,131
Sinopharm Group Co. Ltd. (H Shares)	795,400	2,091,492
Sinotruk Hong Kong Ltd.	410,500	932,325
SKSHU Paint Co. Ltd. (A Shares)	16,548	83,150
Smoore International Holdings Ltd. (b)(c)	1,103,000	666,989
Songcheng Performance Development Co. Ltd. (A Shares)	80,160	99,528
Soochow Securities Co. Ltd. (A Shares)	168,360	158,109
Southwest Securities Co. Ltd. (A Shares)	202,500	104,378
Spring Airlines Co. Ltd. (A Shares) (a)	33,100	241,643
StarPower Semiconductor Ltd. (A Shares)	5,400	95,835
Sungrow Power Supply Co. Ltd. (A Shares)	53,800	588,501
Sunny Optical Technology Group Co. Ltd.	422,700	2,598,078
Sunresin New Materials Co. Ltd. (A Shares)	20,350	125,279
Sunwoda Electronic Co. Ltd. (A Shares)	67,700	110,247
SUPCON Technology Co. Ltd. (A Shares)	27,054	133,249
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)	53,300	92,813
Suzhou Maxwell Technologies Co. Ltd. (A Shares)	10,440	149,518
Suzhou TFC Optical Communication Co. Ltd. (A Shares)	13,700	163,383
TAL Education Group ADR (a)	260,822	2,775,146
Tangshan Jidong Cement Co. Ltd. A Shares	84,900	67,865
TBEA Co. Ltd. (A Shares)	172,100	337,231
TCL Technology Group Corp. (A Shares)	650,770	367,792
TCL Zhonghuan Renewable Energy Technology Co. Ltd. (A Shares)	137,575	236,048
Tencent Holdings Ltd.	3,946,000	136,970,873
Tencent Music Entertainment Group ADR (a)	444,802	4,181,139
Thunder Software Technology Co. Ltd. (A Shares)	15,600	109,116
Tianfeng Securities Co. Ltd. (A Shares) (a)	295,200	121,767
Tianjin 712 Communication & Broadcasting Co. Ltd.	24,300	84,330
Tianma Microelectronics Co. Ltd. (A Shares) (a)	81,700	94,719
Tianqi Lithium Corp. (A Shares)	50,900	330,905
Tianshan Aluminum Group Co. Ltd.	171,400	125,205
Tianshui Huatian Technology Co. Ltd. (A Shares)	104,900	95,308
Tingyi (Cayman Islands) Holding Corp.	1,175,000	1,169,993
Titan Wind Energy Suzhou Co. Ltd. (A Shares) (a)	55,300	68,858
Tongcheng Travel Holdings Ltd. (a)	735,600	1,500,517
TongFu Microelectronics Co. Ltd. (A Shares)	48,200	123,591
Tongkun Group Co. Ltd. (A Shares) (a)	82,700	137,244
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)	434,500	183,261
Tongwei Co. Ltd. (A Shares)	165,400	537,736
Topchoice Medical Corp. (a)	10,000	83,039
Topsports International Holdings Ltd. (b)	1,107,000	717,537
TravelSky Technology Ltd. (H Shares)	558,000	561,257
Trina Solar Co. Ltd. (A Shares)	72,408	233,831
Trip.com Group Ltd. (a)	325,043	11,831,380
Tsinghua Tongfang Co. Ltd. (A Shares) (a)	114,100	90,429
Tsingtao Brewery Co. Ltd.:
(A Shares)	19,800	192,515
(H Shares)	378,000	2,157,139
Uni-President China Holdings Ltd.	783,000	439,829
Unigroup Guoxin Microelectronics Co. Ltd. (a)	29,039	211,776
Unisplendour Corp. Ltd. (A Shares) (a)	97,910	212,034
Universal Scientific Industrial Shanghai Co. Ltd. (A Shares)	75,600	134,367
Verisilicon Microelectronics Shanghai Co. Ltd. (A Shares) (a)	17,640	85,253
Vipshop Holdings Ltd. ADR (a)	206,165	3,275,962
Walvax Biotechnology Co. Ltd. (A Shares)	51,800	119,302
Wanda Film Holding Co. Ltd. (A Shares) (a)	67,400	103,912
Wanhua Chemical Group Co. Ltd. (A Shares)	115,300	1,125,413
Want Want China Holdings Ltd.	2,825,418	1,555,117
Weibo Corp. sponsored ADR (c)	48,746	394,843
Weichai Power Co. Ltd.:
(A Shares)	215,900	444,411
(H Shares)	1,182,000	2,086,779
Weihai Guangwei Composites Co. Ltd. (A Shares)	25,440	83,373
Wens Foodstuffs Group Co. Ltd. (A Shares)	240,800	631,853
Western Mining Co. Ltd. (A Shares)	75,000	148,890
Western Securities Co. Ltd. (A Shares)	150,000	124,877
Western Superconducting Technologies Co. Ltd. (A Shares)	20,343	99,807
Will Semiconductor Ltd.	43,130	519,773
Wingtech Technology Co. Ltd. (A Shares) (a)	41,800	195,229
Wintime Energy Group Co. Ltd. (A Shares) (a)	772,000	141,080
Wuchan Zhongda Group Co. Ltd.	168,600	101,899
Wuhan Guide Infrared Co. Ltd. (A Shares)	134,368	101,072
Wuliangye Yibin Co. Ltd. (A Shares)	139,000	2,457,633
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)	64,060	175,846
WuXi AppTec Co. Ltd.	85,284	648,225
WuXi AppTec Co. Ltd. (H Shares) (b)	221,168	1,530,260
Wuxi Autowell Technology Co. Ltd. (A Shares)	7,039	70,347
Wuxi Biologics (Cayman), Inc. (a)(b)	2,265,000	5,960,427
XCMG Construction Machinery Co. Ltd. (A Shares)	399,800	313,957
Xiamen C&D, Inc. (A Shares)	95,025	128,483
Xiamen Faratronic Co. Ltd. (A Shares)	7,000	84,050
Xiamen Tungsten Co. Ltd. (A Shares)	44,800	95,432
Xiaomi Corp. Class B (a)(b)	9,078,800	14,303,915
Xinjiang Daqo New Energy Co. Ltd. (A Shares)	59,832	218,676
Xinyi Solar Holdings Ltd.	2,917,538	1,339,563
XPeng, Inc. Class A (a)	637,050	2,653,091
XTEP International Holdings Ltd.	865,000	425,978
Yadea Group Holdings Ltd. (b)	730,000	1,000,904
Yangzhou Yangjie Electronic Technology Co. Ltd. (A Shares)	16,300	74,638
Yankuang Energy Group Co. Ltd.:
(A Shares)	124,500	397,351
(H Shares)	1,368,000	2,810,535
Yantai Jereh Oilfield Services (A Shares)	38,700	142,036
Yealink Network Technology Corp. Ltd.	40,670	138,298
Yifeng Pharmacy Chain Co. Ltd.	37,770	199,961
Yihai Kerry Arawana Holdings Co. Ltd. (A Shares)	53,600	221,635
Yintai Gold Co. Ltd. (A Shares)	93,780	184,658
Yonghui Superstores Co. Ltd. (A Shares) (a)	357,000	122,081
YongXing Special Materials Technology Co. Ltd. (A Shares)	16,770	104,367
Yonyou Network Technology Co. Ltd. (A Shares)	120,020	187,205
Youngor Fashion Co. Ltd. (A Shares)	150,987	141,964
YTO Express Group Co. Ltd. (A Shares)	117,100	182,403
Yuan Longping High-tech Agriculture Co. Ltd. (A Shares) (a)	40,700	71,207
Yuexiu Property Co. Ltd.	959,380	600,769
Yum China Holdings, Inc.	245,307	8,485,169
Yunda Holding Co. Ltd. (A Shares)	90,460	78,737
Yunnan Aluminium Co. Ltd. (A Shares)	116,500	174,661
Yunnan Baiyao Group Co. Ltd. (A Shares)	68,160	442,622
Yunnan Botanee Bio-Technology Group Co., Ltd. (A Shares)	16,000	125,983
Yunnan Chihong Zinc & Germanium Co. Ltd. (A Shares)	213,900	139,118
Yunnan Energy New Material Co. Ltd.	33,000	195,571
Yunnan Tin Co. Ltd. (A Shares)	49,600	87,178
Yunnan Yuntianhua Co. Ltd. (Series A)	63,500	139,623
Yutong Bus Co. Ltd.	89,700	189,760
Zai Lab Ltd. (a)	554,920	1,179,072
Zangge Mining Co. Ltd. (Series A)	54,200	187,340
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	22,300	620,135
Zhaojin Mining Industry Co. Ltd. (H Shares)	777,500	724,765
Zhefu Holding Group Co. Ltd. (A Shares)	174,400	75,182
Zhejiang Century Huatong Group Co. Ltd. (A Shares) (a)	250,110	145,382
Zhejiang China Commodities City Group Co. Ltd. (A Shares)	184,400	191,610
Zhejiang Chint Electric Co. Ltd. (A Shares)	74,800	194,675
Zhejiang Dahua Technology Co. Ltd. (A Shares)	111,800	241,968
Zhejiang Dingli Machinery Co. Ltd. (A Shares)	15,740	113,390
Zhejiang Expressway Co. Ltd. (H Shares)	1,195,359	887,985
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)	54,990	88,781
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)	55,315	192,350
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)	43,800	199,933
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. (A Shares)	27,700	69,312
Zhejiang Juhua Co. Ltd. (A Shares)	91,100	202,938
Zhejiang Leapmotor Technology Co. Ltd. (H Shares) (a)(b)	297,900	805,007
Zhejiang Longsheng Group Co. Ltd. (A Shares)	112,600	120,933
Zhejiang NHU Co. Ltd. (A Shares)	105,136	235,432
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	70,300	205,992
Zhejiang Supor Cookware Co. Ltd.	16,400	115,695
Zhejiang Weiming Enviroment Protection Co. Ltd. (A Shares)	57,830	125,077
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	50,300	95,441
Zhejiang Zheneng Electric Power Co. Ltd. (A Shares) (a)	379,300	282,419
Zheshang Securities Co. Ltd.	131,300	176,868
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(b)	424,300	662,870
Zhongji Innolight Co. Ltd. (A Shares)	28,900	412,856
Zhongjin Gold Co. Ltd. (A Shares)	168,500	221,677
Zhongsheng Group Holdings Ltd. Class H	497,600	839,961
Zhongtai Securities Co. Ltd. (A Shares)	243,200	221,759
Zhuzhou CRRC Times Electric Co. Ltd.:
(A Shares)	31,287	145,551
(H Shares)	296,627	728,176
Zhuzhou Kibing Group Co. Ltd. (A Shares)	83,600	68,428
Zijin Mining Group Co. Ltd.:
(A Shares)	726,600	1,222,151
(H Shares)	3,240,000	4,807,720
Zoomlion Heavy Industry Science and Technology Co. Ltd. (A Shares)	252,800	253,937
ZTE Corp.:
(A Shares)	139,200	426,460
(H Shares)	461,800	802,503
ZTO Express, Inc. sponsored ADR	252,778	4,135,448
TOTAL CHINA		992,038,031
Colombia - 0.1%
Bancolombia SA	147,147	1,237,947
Interconexion Electrica SA ESP	261,744	1,133,290
TOTAL COLOMBIA		2,371,237
Czech Republic - 0.1%
CEZ A/S (c)	95,366	3,612,969
Komercni Banka A/S	45,040	1,479,951
MONETA Money Bank A/S (b)	198,454	855,061
TOTAL CZECH REPUBLIC		5,947,981
Egypt - 0.1%
Commercial International Bank SAE	1,501,102	4,279,841
Eastern Co. SAE	614,117	660,822
EFG-Hermes Holding SAE	569,773	333,751
TOTAL EGYPT		5,274,414
Greece - 0.5%
Alpha Bank SA (a)	1,322,320	2,357,902
Eurobank Ergasias Services and Holdings SA (a)	1,538,215	2,970,618
Ff Group (a)(d)	1,944	0
Hellenic Telecommunications Organization SA	113,721	1,579,243
Jumbo SA	68,488	1,924,390
Motor Oil (HELLAS) Corinth Refineries SA	39,318	1,074,172
Mytilineos SA	59,185	2,430,527
National Bank of Greece SA (a)	460,165	3,496,021
OPAP SA	109,251	1,891,442
Piraeus Financial Holdings SA (a)	406,629	1,647,915
Public Power Corp. of Greece (a)	124,170	1,642,492
TOTAL GREECE		21,014,722
Hong Kong - 0.1%
Kingboard Laminates Holdings Ltd. (c)	561,000	337,172
Nine Dragons Paper (Holdings) Ltd.	987,000	365,671
Orient Overseas International Ltd.	78,000	1,164,400
Sino Biopharmaceutical Ltd.	6,133,750	2,213,280
Vinda International Holdings Ltd.	179,000	528,896
TOTAL HONG KONG		4,609,419
Hungary - 0.3%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	265,831	2,178,631
OTP Bank PLC	140,760	6,521,239
Richter Gedeon PLC	82,709	2,232,697
TOTAL HUNGARY		10,932,567
India - 17.6%
ABB India Ltd.	31,441	1,770,016
Adani Enterprises Ltd.	101,185	3,827,853
Adani Green Energy Ltd. (a)	187,414	3,794,696
Adani Ports & Special Economic Zone Ltd.	312,318	4,538,409
Adani Power Ltd. (a)	456,270	3,096,094
Ambuja Cements Ltd.	352,361	2,370,478
APL Apollo Tubes Ltd.	98,523	1,784,825
Apollo Hospitals Enterprise Ltd.	59,546	4,551,161
Ashok Leyland Ltd.	870,390	1,841,821
Asian Paints Ltd.	227,039	8,061,295
Astral Ltd.	71,850	1,582,272
AU Small Finance Bank Ltd. (b)	99,117	760,189
Aurobindo Pharma Ltd.	155,997	2,159,863
Avenue Supermarts Ltd. (a)(b)	96,197	4,393,551
Axis Bank Ltd.	1,349,287	17,340,722
Bajaj Auto Ltd.	40,142	3,709,244
Bajaj Finance Ltd.	161,295	13,344,873
Bajaj Finserv Ltd.	226,560	4,437,097
Bajaj Holdings & Investment Ltd.	15,812	1,591,813
Balkrishna Industries Ltd.	45,774	1,352,201
Bandhan Bank Ltd. (b)	431,895	1,189,320
Bank of Baroda	612,017	1,821,595
Berger Paints India Ltd.	172,877	1,176,018
Bharat Electronics Ltd.	2,163,829	4,844,381
Bharat Forge Ltd.	151,527	2,251,319
Bharat Petroleum Corp. Ltd.	449,576	2,723,729
Bharti Airtel Ltd.	1,328,446	18,731,683
Britannia Industries Ltd.	64,091	4,006,909
Cg Power & Industrial Soluti	362,290	2,043,004
Cholamandalam Investment and Finance Co. Ltd.	248,314	3,536,014
Cipla Ltd./India	310,575	5,049,073
Coal India Ltd.	911,395	4,460,596
Colgate-Palmolive Ltd.	80,409	2,489,193
Container Corp. of India Ltd.	162,002	1,728,487
Cummins India Ltd.	82,128	2,268,138
Dabur India Ltd.	366,540	2,379,846
Divi's Laboratories Ltd.	70,844	3,130,324
DLF Ltd.	365,727	3,529,013
Dr. Reddy's Laboratories Ltd.	64,160	4,712,247
Eicher Motors Ltd.	81,023	3,749,032
GAIL India Ltd.	1,361,779	2,832,351
Godrej Consumer Products Ltd.	241,896	3,390,666
Godrej Properties Ltd. (a)	74,000	2,113,352
Grasim Industries Ltd.	155,498	4,071,161
Havells India Ltd.	148,704	2,315,979
HCL Technologies Ltd.	560,584	10,627,282
HDFC Asset Management Co. Ltd. (b)	50,518	2,178,197
HDFC Bank Ltd.	1,659,248	29,166,724
HDFC Standard Life Insurance Co. Ltd. (b)	572,551	3,973,951
Hero Motocorp Ltd.	65,051	3,619,905
Hindalco Industries Ltd.	728,299	5,070,102
Hindustan Aeronautics Ltd.	118,738	4,294,958
Hindustan Petroleum Corp. Ltd.	336,023	1,874,455
Hindustan Unilever Ltd.	486,232	14,532,878
ICICI Bank Ltd.	3,066,235	37,959,372
ICICI Lombard General Insurance Co. Ltd. (b)	142,434	2,561,961
ICICI Prudential Life Insurance Co. Ltd. (b)	212,931	1,289,397
IDFC Bank Ltd. (a)	2,050,314	2,080,359
Indian Oil Corp. Ltd.	1,670,368	2,956,727
Indian Railway Catering & Tourism Corp. Ltd.	142,482	1,675,207
Indraprastha Gas Ltd.	186,705	968,162
IndusInd Bank Ltd.	170,034	3,137,666
Info Edge India Ltd.	41,990	2,541,279
Infosys Ltd.	1,964,299	39,143,712
InterGlobe Aviation Ltd. (a)(b)	79,778	2,843,822
ITC Ltd.	1,770,825	9,409,793
Jindal Steel & Power Ltd.	211,280	1,926,127
Jio Financial Services Ltd.	1,880,403	5,611,917
JSW Steel Ltd.	361,346	3,556,397
Jubilant Foodworks Ltd.	234,350	1,465,667
Kotak Mahindra Bank Ltd.	646,564	14,204,586
Larsen & Toubro Ltd.	398,214	16,664,142
Ltimindtree Ltd. (b)	52,568	3,441,654
Lupin Ltd.	121,204	2,193,957
Macrotech Developers Ltd. (b)	142,499	1,837,959
Mahindra & Mahindra Ltd.	551,688	10,965,621
Marico Ltd.	306,399	1,948,039
Maruti Suzuki India Ltd.	80,410	9,858,117
Max Healthcare Institute Ltd.	460,098	4,324,975
Mphasis BFL Ltd.	44,764	1,398,194
MRF Ltd.	1,127	1,931,668
Muthoot Finance Ltd.	71,197	1,195,871
Nestle India Ltd.	199,538	6,016,378
NTPC Ltd.	2,580,237	9,874,570
Oil & Natural Gas Corp. Ltd.	1,859,471	5,646,107
One97 Communications Ltd. (a)	131,643	1,203,126
Page Industries Ltd.	3,632	1,630,804
Persistent Systems Ltd.	29,653	2,974,749
Petronet LNG Ltd.	444,867	1,441,527
PI Industries Ltd.	49,493	2,010,389
Pidilite Industries Ltd.	90,370	2,753,205
Polycab India Ltd.	26,776	1,398,990
Power Finance Corp. Ltd.	878,677	4,689,771
Power Grid Corp. of India Ltd.	2,748,883	8,582,015
REC Ltd.	779,062	4,677,932
Reliance Industries Ltd.	1,801,009	61,849,713
Samvardhana Motherson International Ltd.	1,403,496	1,912,585
SBI Cards & Payment Services Ltd.	168,197	1,449,305
SBI Life Insurance Co. Ltd. (b)	266,499	4,504,214
Shree Cement Ltd.	5,339	1,834,170
Shriram Transport Finance Co. Ltd.	166,499	4,946,913
Siemens Ltd.	52,698	2,626,156
Sona Blw Precision Forgings Ltd. (b)	242,890	1,807,077
SRF Ltd.	88,028	2,461,106
State Bank of India	1,055,493	8,149,506
Sun Pharmaceutical Industries Ltd.	567,544	9,691,677
Supreme Industries Ltd.	37,628	1,871,278
Suzlon Energy Ltd. (a)	5,222,751	2,886,666
Tata Communications Ltd.	67,700	1,415,571
Tata Consultancy Services Ltd.	541,110	24,843,070
Tata Consumer Products Ltd.	338,097	4,551,056
Tata Elxsi Ltd.	20,366	1,863,371
Tata Motors Ltd.	968,526	10,303,422
Tata Motors Ltd. Class A	288,723	2,029,552
Tata Power Co. Ltd./The	851,167	3,989,629
Tata Steel Ltd.	4,338,591	7,101,384
Tech Mahindra Ltd.	317,637	5,086,531
The Indian Hotels Co. Ltd.	503,774	2,985,999
Titan Co. Ltd.	209,801	9,331,662
Torrent Pharmaceuticals Ltd.	59,961	1,826,498
Trent Ltd.	107,200	3,984,252
Tube Investments of India Ltd.	62,926	2,956,569
Tvs Motor Co. Ltd.	140,432	3,382,281
Ultratech Cement Ltd.	68,280	8,345,128
United Spirits Ltd.	172,051	2,255,016
UPL Ltd.	268,268	1,735,221
Varun Beverages Ltd.	268,878	4,146,053
Vedanta Ltd.	549,799	1,814,456
Wipro Ltd.	772,467	4,416,184
Yes Bank Ltd. (a)	7,670,258	2,226,642
Zomato Ltd. (a)	3,053,791	5,128,577
TOTAL INDIA		715,890,756
Indonesia - 1.9%
Amman Mineral Internasional PT	3,855,800	1,839,394
Indofood Sukses Makmur Tbk PT	2,588,900	1,046,067
PT Adaro Energy Indonesia Tbk	8,515,000	1,291,104
PT Aneka Tambang Tbk	5,020,600	492,587
PT Astra International Tbk	11,977,359	3,881,149
PT Bank Central Asia Tbk	32,810,650	19,851,311
PT Bank Mandiri (Persero) Tbk	22,076,296	9,294,468
PT Bank Negara Indonesia (Persero) Tbk	8,823,700	3,210,198
PT Bank Rakyat Indonesia (Persero) Tbk	40,341,327	14,532,380
PT Barito Pacific Tbk	16,653,531	1,117,141
PT Charoen Pokphand Indonesia Tbk	4,369,500	1,240,159
PT GoTo Gojek Tokopedia Tbk (a)	497,736,700	2,761,095
PT Indah Kiat Pulp & Paper Tbk	1,455,200	720,852
PT Indofood CBP Sukses Makmur Tbk	1,378,400	1,027,065
PT Kalbe Farma Tbk	12,508,000	1,197,059
PT Merdeka Copper Gold Tbk (a)	5,714,886	976,711
PT Sarana Menara Nusantara Tbk	12,117,200	681,588
PT Semen Indonesia (Persero) Tbk	2,002,732	786,548
PT Sumber Alfaria Trijaya Tbk	11,062,700	1,856,701
PT Telkom Indonesia Persero Tbk	29,307,965	7,351,225
PT Unilever Indonesia Tbk	4,521,795	887,744
PT United Tractors Tbk	882,500	1,281,926
TOTAL INDONESIA		77,324,472
Korea (South) - 11.3%
AMOREPACIFIC Corp.	17,315	1,527,373
Celltrion Pharm, Inc. (a)	11,109	846,286
Celltrion, Inc.	91,258	12,246,112
CJ CheilJedang Corp.	4,890	1,067,843
Cosmo AM&T Co. Ltd. (a)	14,327	1,416,326
Coway Co. Ltd.	32,760	1,358,891
Db Insurance Co. Ltd.	27,225	1,795,941
Doosan Bobcat, Inc.	32,652	1,243,535
Doosan Heavy Industries & Construction Co. Ltd. (a)	265,927	3,072,011
Ecopro BM Co. Ltd.	28,938	4,593,434
Ecopro Co. Ltd.	11,820	4,408,989
F&F Co. Ltd.	9,116	484,123
GS Holdings Corp.	27,216	943,844
Hana Financial Group, Inc.	172,784	6,178,386
Hankook Tire Co. Ltd.	43,952	1,682,244
Hanmi Pharm Co. Ltd.	4,179	1,013,907
Hanmi Semiconductor Co. Ltd.	26,026	1,135,000
Hanon Systems	110,653	516,454
Hanwha Aerospace Co. Ltd.	20,988	2,167,527
Hanwha Ocean Co. Ltd. (a)	34,213	562,254
Hanwha Solutions Corp. (a)	66,206	1,644,749
HD Hyundai Co. Ltd.	25,666	1,368,005
HD Hyundai Heavy Industries Co. Ltd. (a)	13,135	1,119,190
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	25,126	2,131,879
HLB, Inc.	68,779	3,469,152
HMM Co. Ltd.	144,709	2,079,839
Hotel Shilla Co.	18,650	812,365
HYBE Co. Ltd. (a)	12,333	1,859,508
Hyundai Engineering & Construction Co. Ltd.	46,122	1,193,692
Hyundai Glovis Co. Ltd.	11,080	1,450,860
Hyundai Mipo Dockyard Co. Ltd. (a)	14,231	717,360
Hyundai Mobis	36,217	5,677,205
Hyundai Motor Co. Ltd.	80,541	11,714,840
Hyundai Steel Co.	51,223	1,282,720
Industrial Bank of Korea	163,127	1,530,543
JYP Entertainment Corp.	16,881	950,064
Kakao Corp.	184,114	7,200,005
Kakao Pay Corp. (a)	15,929	562,176
KakaoBank Corp.	98,751	2,007,155
Kangwon Land, Inc.	57,129	640,971
KB Financial Group, Inc.	226,692	9,620,403
Kia Corp.	154,580	11,873,590
Korea Aerospace Industries Ltd.	43,322	1,632,255
Korea Electric Power Corp. (a)	151,316	2,243,879
Korea Investment Holdings Co. Ltd.	24,713	1,134,740
Korea Zinc Co. Ltd.	4,948	1,752,899
Korean Air Lines Co. Ltd.	108,734	1,828,157
KRAFTON, Inc. (a)	17,192	2,756,880
KT Corp.	38,094	1,009,045
KT&G Corp.	60,983	4,141,662
Kum Yang Co. Ltd. (a)	18,907	1,104,566
Kumho Petro Chemical Co. Ltd.	9,561	891,557
L&F Co. Ltd.	15,031	1,602,644
LG Chemical Ltd.	29,414	9,538,630
LG Corp.	55,828	3,428,076
LG Display Co. Ltd. (a)	137,860	1,198,031
LG Display Co. Ltd. rights 3/7/24 (a)	41,719	49,389
LG Electronics, Inc.	62,928	4,386,402
LG Energy Solution (a)	27,695	7,861,057
LG H & H Co. Ltd.	5,097	1,155,249
LG Innotek Co. Ltd.	8,453	1,205,631
LG Uplus Corp.	126,142	965,790
Lotte Chemical Corp.	11,418	1,116,873
Meritz Financial Holdings Co.	61,598	3,162,483
Mirae Asset Securities Co. Ltd.	142,647	838,733
NAVER Corp.	77,649	11,579,318
NCSOFT Corp.	8,472	1,250,396
Netmarble Corp. (a)(b)	15,284	666,243
NH Investment & Securities Co. Ltd.	87,705	695,887
Orion Corp./Republic of Korea	14,062	972,608
Pearl Abyss Corp. (a)	19,138	467,354
POSCO	42,532	13,494,714
POSCO Chemtech Co. Ltd.	18,341	3,454,837
POSCO ICT Co. Ltd. (c)	31,512	1,342,950
Posco International Corp.	31,248	1,226,585
S-Oil Corp.	26,610	1,352,875
Samsung Biologics Co. Ltd. (a)(b)	10,528	6,627,161
Samsung C&T Corp.	49,400	5,103,299
Samsung Electro-Mechanics Co. Ltd.	33,180	3,450,792
Samsung Electronics Co. Ltd.	2,827,143	153,619,744
Samsung Engineering Co. Ltd. (a)	92,857	1,548,824
Samsung Fire & Marine Insurance Co. Ltd.	18,209	3,603,233
Samsung Heavy Industries Co. Ltd. (a)	391,043	2,131,250
Samsung Life Insurance Co. Ltd.	47,253	2,455,559
Samsung SDI Co. Ltd.	32,562	9,036,827
Samsung SDS Co. Ltd.	22,895	2,603,663
Samsung Securities Co. Ltd.	36,928	1,037,989
Shinhan Financial Group Co. Ltd.	259,012	7,936,238
SK Biopharmaceuticals Co. Ltd. (a)	18,549	1,288,394
SK Bioscience Co. Ltd. (a)(c)	16,031	761,875
SK Hynix, Inc.	323,099	32,355,718
SK IE Technology Co. Ltd. (a)(b)	16,904	936,949
SK Innovation Co., Ltd.	35,740	3,114,551
SK Square Co. Ltd. (a)	57,564	2,236,282
SK Telecom Co. Ltd.	32,294	1,214,225
SK, Inc.	21,641	2,966,552
SKC Co. Ltd.	11,272	646,263
Woori Financial Group, Inc.	358,828	3,720,498
Yuhan Corp.	33,356	1,474,328
TOTAL KOREA (SOUTH)		460,545,360
Kuwait - 0.8%
Agility Public Warehousing Co. KSC (a)	950,545	1,792,898
Boubyan Bank KSC	825,493	1,648,301
Gulf Bank	1,186,024	1,118,527
Kuwait Finance House KSCP	4,802,409	12,056,780
Mabanee Co. SAKC	390,256	977,226
Mobile Telecommunication Co.	1,154,002	1,974,000
National Bank of Kuwait	4,457,325	14,205,459
TOTAL KUWAIT		33,773,191
Luxembourg - 0.1%
Reinet Investments SCA	81,174	2,034,455
Malaysia - 1.4%
AMMB Holdings Bhd	1,077,000	964,239
Axiata Group Bhd	1,629,698	938,973
CelcomDigi Bhd	2,084,100	1,867,077
CIMB Group Holdings Bhd	3,783,031	4,982,796
Dialog Group Bhd	2,007,165	776,248
Gamuda Bhd	1,117,817	1,183,893
Genting Bhd	1,256,700	1,251,939
Genting Malaysia Bhd	1,755,640	1,000,336
Hong Leong Bank Bhd	385,000	1,562,489
IHH Healthcare Bhd	1,300,587	1,678,016
Inari Amertron Bhd	1,573,600	1,053,419
IOI Corp. Bhd	1,465,400	1,235,554
Kuala Lumpur Kepong Bhd	287,328	1,347,448
Malayan Banking Bhd	3,203,097	6,265,254
Malaysia Airports Holdings Bhd	544,380	885,212
Maxis Bhd	1,393,900	1,118,869
MISC Bhd	787,900	1,222,998
MR DIY Group M Sdn Bhd (b)	1,963,350	572,848
Nestle (Malaysia) Bhd	41,700	1,045,092
Petronas Chemicals Group Bhd	1,660,900	2,373,944
Petronas Dagangan Bhd	177,326	793,629
Petronas Gas Bhd	466,900	1,750,101
PPB Group Bhd	378,640	1,156,025
Press Metal Aluminium Holdings	2,194,600	2,196,447
Public Bank Bhd	8,607,385	7,979,195
QL Resources Bhd	652,100	803,620
RHB Bank Bhd	887,378	1,049,764
Sime Darby Bhd	1,621,449	831,944
Sime Darby Plantation Bhd	1,228,796	1,145,897
Telekom Malaysia Bhd	686,547	858,032
Tenaga Nasional Bhd	1,533,972	3,475,508
TOTAL MALAYSIA		55,366,806
Mexico - 2.9%
Alfa SA de CV Series A	1,855,400	1,459,612
America Movil S.A.B. de CV Series L	11,144,047	10,068,264
Arca Continental S.A.B. de CV	305,200	3,467,734
Banco del Bajio SA (b)	458,300	1,743,572
CEMEX S.A.B. de CV unit (a)	8,967,886	7,450,877
Coca-Cola FEMSA S.A.B. de CV unit	310,559	2,956,639
Fibra Uno Administracion SA de CV	1,712,083	2,910,586
Fomento Economico Mexicano S.A.B. de CV unit	1,150,391	15,602,113
Gruma S.A.B. de CV Series B	109,485	2,049,564
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	231,942	3,610,891
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	114,770	3,345,644
Grupo Aeroportuario Norte S.A.B. de CV	169,300	1,549,929
Grupo Bimbo S.A.B. de CV Series A	782,270	3,568,767
Grupo Carso SA de CV Series A1	333,900	3,130,355
Grupo Financiero Banorte S.A.B. de CV Series O	1,535,281	15,615,507
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	1,085,400	3,206,727
Grupo Mexico SA de CV Series B	1,842,254	9,505,887
Industrias Penoles SA de CV (a)(c)	117,820	1,549,393
Kimberly-Clark de Mexico SA de CV Series A	900,827	2,053,769
Operadora de Sites Mexicanos, SA de CV	757,300	822,793
Orbia Advance Corp. S.A.B. de CV	595,920	1,188,274
Prologis Property Mexico SA (c)	418,514	1,724,730
Promotora y Operadora de Infraestructura S.A.B. de CV	112,635	1,108,255
Southern Copper Corp.	50,309	4,130,369
Wal-Mart de Mexico SA de CV Series V	3,098,256	12,800,568
TOTAL MEXICO		116,620,819
Peru - 0.2%
Compania de Minas Buenaventura SAA sponsored ADR (c)	127,751	1,937,983
Credicorp Ltd. (United States)	40,023	5,940,614
TOTAL PERU		7,878,597
Philippines - 0.6%
Aboitiz Equity Ventures, Inc.	988,610	850,706
Ayala Corp.	146,886	1,769,227
Ayala Land, Inc.	3,979,713	2,404,111
Bank of the Philippine Islands (BPI)	1,171,028	2,293,899
BDO Unibank, Inc.	1,402,835	3,610,020
International Container Terminal Services, Inc.	601,030	2,597,934
JG Summit Holdings, Inc.	1,557,413	1,059,321
Jollibee Food Corp.	265,193	1,196,049
Manila Electric Co.	166,920	1,073,684
Metropolitan Bank & Trust Co.	1,065,652	1,079,060
PLDT, Inc.	44,845	1,013,770
SM Investments Corp.	144,600	2,307,676
SM Prime Holdings, Inc.	5,978,400	3,635,358
Universal Robina Corp.	517,318	1,025,612
TOTAL PHILIPPINES		25,916,427
Poland - 0.9%
Allegro.eu SA (a)(b)	312,874	2,374,206
Bank Polska Kasa Opieki SA	108,698	4,194,109
Budimex SA	7,546	1,292,798
CD Projekt RED SA	38,559	1,008,717
Cyfrowy Polsat SA (a)(c)	151,921	412,607
Dino Polska SA (a)(b)	29,010	3,143,598
KGHM Polska Miedz SA (Bearer)	82,886	2,327,718
LPP SA	659	2,562,499
mBank SA (a)	8,787	1,172,288
Orlen SA	343,229	5,371,110
PGE Polska Grupa Energetyczna SA (a)	530,534	1,122,506
Powszechna Kasa Oszczednosci Bank SA	517,588	6,592,407
Powszechny Zaklad Ubezpieczen SA	357,355	4,315,944
Santander Bank Polska SA	21,141	2,571,249
TOTAL POLAND		38,461,756
Qatar - 0.9%
Barwa Real Estate Co.	1,260,284	998,605
Dukhan Bank	1,087,021	1,170,018
Industries Qatar QSC	895,086	2,950,023
Masraf al Rayan	3,303,463	2,132,144
Mesaieed Petrochemical Holding Co.	2,611,280	1,204,875
Ooredoo QSC	474,538	1,394,550
Qatar Electricity & Water Co.	259,326	1,234,309
Qatar Fuel Co.	354,130	1,527,009
Qatar Gas Transport Co. Ltd. (Nakilat)	1,475,541	1,406,242
Qatar International Islamic Bank QSC	583,379	1,672,748
Qatar Islamic Bank	978,797	5,242,115
Qatar National Bank SAQ	2,731,415	11,635,333
The Commercial Bank of Qatar	1,915,611	2,762,142
TOTAL QATAR		35,330,113
Romania - 0.1%
NEPI Rockcastle PLC	293,156	1,974,155
Russia - 0.1%
Alrosa Co. Ltd. (a)(d)	1,399,461	240,741
Gazprom OAO (a)(d)	6,384,126	690,761
Inter Rao Ues JSC (a)(d)	20,040,158	114,245
LUKOIL PJSC (a)(d)	224,329	71,797
MMC Norilsk Nickel PJSC (a)(d)	34,221	235,332
Mobile TeleSystems OJSC sponsored ADR (a)(d)	247,296	246,304
Moscow Exchange MICEX-RTS OAO (a)(d)	808,717	160,747
Novatek PJSC GDR (Reg. S) (a)(d)	49,200	2,755,200
Novolipetsk Steel OJSC (a)(d)	812,466	8,065
Ozon Holdings PLC ADR (a)(d)	28,218	61,129
PhosAgro PJSC:
GDR (Reg. S) (a)(d)	73,324	1,504
sponsored GDR (Reg. S) (a)(d)	472	10
Polyus PJSC (a)(d)	18,462	44,893
Rosneft Oil Co. OJSC (a)(d)	635,841	109,955
Sberbank of Russia (a)(d)	5,823,145	37,021
Severstal PAO (a)(d)	113,908	2,630
Surgutneftegas OJSC (a)(d)	4,033,562	51,036
Tatneft PAO (a)(d)	770,244	99,061
TCS Group Holding PLC GDR (a)(d)	64,541	84,980
United Co. RUSAL International PJSC (a)(d)	1,646,280	205,155
VK Co. Ltd. (a)(d)	9,348	2,872
VK Co. Ltd. GDR (Reg. S) (a)(d)	32,306	9,924
VTB Bank OJSC (a)(d)	1,801,039,946	71,151
X5 Retail Group NV GDR (Reg. S) (a)(d)	66,442	16,208
Yandex NV Class A (a)(d)	158,365	611,374
TOTAL RUSSIA		5,932,095
Saudi Arabia - 4.2%
ACWA Power Co.	56,199	3,596,640
Advanced Petrochemicals Co.	76,228	773,439
Al Rajhi Bank	1,159,374	25,969,285
Alinma Bank	579,705	6,407,502
Almarai Co. Ltd.	147,736	2,249,467
Arab National Bank	399,187	2,659,047
Arabian Internet and Communications Services Co. Ltd.	14,219	1,243,655
Bank Al-Jazira (a)	238,717	1,284,581
Bank Albilad	289,896	3,447,738
Banque Saudi Fransi	349,189	3,724,583
Bupa Arabia for Cooperative Insurance Co.	48,799	2,688,428
Dallah Healthcare Co.	20,252	892,144
Dar Al Arkan Real Estate Development Co. (a)	313,842	1,087,957
Dr Sulaiman Al Habib Medical Services Group Co.	51,753	4,002,125
Elm Co.	14,199	3,415,242
Etihad Etisalat Co.	223,281	3,102,035
Jarir Marketing Co.	348,038	1,414,389
Luberef	30,055	1,170,110
Mobile Telecommunications Co. Saudi Arabia	261,819	931,353
Mouwasat Medical Services Co.	58,009	1,837,676
Nahdi Medical Co.	23,146	867,798
National Industrialization Co. (a)	196,059	611,688
Power & Water Utility Co. for Jubail & Yanbu	44,396	733,994
Rabigh Refining & Petrochemical Co. (a)	247,110	602,273
Riyad Bank	869,474	6,584,641
Sabic Agriculture-Nutrients Co.	138,105	4,721,224
Sahara International Petrochemical Co.	213,100	1,789,992
Saudi Arabian Mining Co.	764,277	9,456,402
Saudi Arabian Oil Co. (b)	1,572,889	12,834,432
Saudi Awwal Bank	595,610	5,709,762
Saudi Basic Industries Corp.	532,347	11,058,327
Saudi Electricity Co.	491,038	2,482,622
Saudi Industrial Investment Group	219,723	1,191,746
Saudi Investment Bank/The	289,431	1,204,001
Saudi Kayan Petrochemical Co. (a)	435,916	1,067,094
Saudi Research & Marketing Group (a)	21,314	1,182,185
Saudi Tadawul Group Holding Co.	28,423	1,570,424
Saudi Telecom Co.	1,182,953	12,870,185
The Co. for Cooperative Insurance	43,501	1,424,475
The Saudi National Bank	1,738,965	18,826,692
The Savola Group	154,727	1,854,612
Yanbu National Petrochemical Co.	163,723	1,676,479
TOTAL SAUDI ARABIA		172,218,444
South Africa - 2.7%
Absa Group Ltd.	502,612	4,397,268
Anglo American Platinum Ltd.	39,246	1,670,646
Aspen Pharmacare Holdings Ltd.	224,333	2,325,467
Bid Corp. Ltd.	198,348	4,811,098
Bidvest Group Ltd./The	171,056	2,255,134
Capitec Bank Holdings Ltd.	51,512	5,497,181
Clicks Group Ltd.	141,970	2,281,984
Discovery Ltd.	318,344	2,355,465
Exxaro Resources Ltd.	144,732	1,447,668
FirstRand Ltd.	2,987,098	10,836,357
Gold Fields Ltd.	528,803	7,802,632
Harmony Gold Mining Co. Ltd.	330,063	2,063,139
Impala Platinum Holdings Ltd.	535,277	2,077,760
Kumba Iron Ore Ltd.	38,123	1,126,046
MTN Group Ltd.	1,003,505	5,120,837
Naspers Ltd. Class N	110,261	18,475,910
Nedbank Group Ltd.	259,640	3,016,248
Northam Platinum Holdings Ltd.	211,385	1,424,061
Old Mutual Ltd.	2,832,433	1,883,498
OUTsurance Group Ltd.	498,480	1,114,242
Pepkor Holdings Ltd. (b)	1,192,751	1,229,542
Remgro Ltd.	297,797	2,508,350
Sanlam Ltd.	1,041,993	3,975,407
Sasol Ltd.	340,322	2,955,939
Shoprite Holdings Ltd.	297,143	4,308,792
Sibanye-Stillwater Ltd.	1,676,392	2,020,285
Standard Bank Group Ltd.	792,608	8,455,896
Vodacom Group Ltd.	368,176	1,835,915
Woolworths Holdings Ltd.	555,388	2,057,806
TOTAL SOUTH AFRICA		111,330,573
Taiwan - 16.1%
Accton Technology Corp.	298,000	5,014,163
Acer, Inc.	1,718,000	2,523,569
Advantech Co. Ltd.	278,946	3,007,443
Alchip Technologies Ltd.	44,000	5,458,894
ASE Technology Holding Co. Ltd.	1,814,592	7,847,518
Asia Cement Corp.	1,359,000	1,723,730
ASUSTeK Computer, Inc.	417,502	5,929,472
AUO Corp.	3,876,800	2,266,073
Catcher Technology Co. Ltd.	342,095	2,126,131
Cathay Financial Holding Co. Ltd.	5,634,834	7,925,518
Chailease Holding Co. Ltd.	907,879	5,026,631
Chang Hwa Commercial Bank	3,201,907	1,787,849
Cheng Shin Rubber Industry Co. Ltd.	1,151,000	1,669,233
China Airlines Ltd.	1,718,000	1,116,125
China Development Financial Ho (a)	9,457,624	3,631,702
China Steel Corp.	6,974,289	5,589,890
Chunghwa Telecom Co. Ltd.	2,246,129	8,516,648
Compal Electronics, Inc.	2,485,000	2,850,530
CTBC Financial Holding Co. Ltd.	10,421,778	9,456,728
Delta Electronics, Inc.	1,153,717	10,326,290
E Ink Holdings, Inc.	507,000	3,362,975
E.SUN Financial Holdings Co. Ltd.	8,326,988	6,573,768
ECLAT Textile Co. Ltd.	105,129	1,835,226
eMemory Technology, Inc.	38,000	3,389,905
EVA Airways Corp.	1,604,000	1,617,140
Evergreen Marine Corp. (Taiwan)	601,494	2,885,705
Far Eastern New Century Corp.	1,732,000	1,709,224
Far EasTone Telecommunications Co. Ltd.	1,042,348	2,676,077
Feng Tay Enterprise Co. Ltd.	321,596	1,658,501
First Financial Holding Co. Ltd.	6,435,518	5,462,446
Formosa Chemicals & Fibre Corp.	2,081,149	3,758,024
Formosa Petrochemical Corp.	675,347	1,604,259
Formosa Plastics Corp.	2,259,085	5,192,564
Fubon Financial Holding Co. Ltd.	4,615,748	9,489,867
Gigabyte Technology Co. Ltd.	301,000	2,979,190
Global Unichip Corp.	52,000	2,553,559
GlobalWafers Co. Ltd.	129,000	2,383,722
Hon Hai Precision Industry Co. Ltd. (Foxconn)	7,380,465	24,148,175
Hotai Motor Co. Ltd.	180,960	3,666,657
Hua Nan Financial Holdings Co. Ltd.	5,233,379	3,605,757
Innolux Corp.	5,107,961	2,657,104
Inventec Corp.	1,595,000	2,801,910
Largan Precision Co. Ltd.	59,451	4,714,534
Lite-On Technology Corp.	1,192,044	4,129,042
MediaTek, Inc.	899,615	27,765,749
Mega Financial Holding Co. Ltd.	6,910,241	8,302,453
Micro-Star International Co. Ltd.	426,000	2,471,326
momo.com, Inc.	50,120	695,860
Nan Ya Plastics Corp.	2,815,358	5,457,326
Nan Ya Printed Circuit Board Corp.	135,000	974,828
Nanya Technology Corp.	738,000	1,618,968
Nien Made Enterprise Co. Ltd.	104,000	1,112,029
Novatek Microelectronics Corp.	343,000	5,588,530
Pegatron Corp.	1,183,000	3,119,239
PharmaEssentia Corp. (a)	141,000	1,416,065
Pou Chen Corp.	1,299,391	1,308,353
Powerchip Semiconductor Manufacturing Corp.	1,820,933	1,566,013
President Chain Store Corp.	337,000	2,841,958
Quanta Computer, Inc.	1,600,000	12,653,857
Realtek Semiconductor Corp.	289,000	4,325,899
Ruentex Development Co. Ltd.	925,296	1,054,245
Shin Kong Financial Holding Co. Ltd. (a)	7,751,732	2,075,975
Sinopac Financial Holdings Co.	6,216,026	3,804,824
Synnex Technology International Corp.	741,700	1,703,280
Taishin Financial Holdings Co. Ltd.	6,630,474	3,633,005
Taiwan Business Bank	3,638,424	1,550,862
Taiwan Cement Corp.	4,011,354	4,083,338
Taiwan Cooperative Financial Holding Co. Ltd.	6,079,991	4,933,702
Taiwan High Speed Rail Corp.	1,140,000	1,075,866
Taiwan Mobile Co. Ltd.	1,016,000	3,176,514
Taiwan Semiconductor Manufacturing Co. Ltd.	14,575,740	291,845,053
The Shanghai Commercial & Savings Bank Ltd.	2,273,439	3,213,813
Uni-President Enterprises Corp.	2,853,332	6,595,089
Unimicron Technology Corp.	814,000	4,567,718
United Microelectronics Corp.	6,665,000	10,383,954
Vanguard International Semiconductor Corp.	538,000	1,262,609
Voltronic Power Technology Corp.	39,000	1,668,097
Walsin Lihwa Corp.	1,677,779	1,894,753
Wan Hai Lines Ltd.	416,415	650,282
Winbond Electronics Corp.	1,870,673	1,626,355
Wistron Corp.	1,545,000	5,657,922
Wiwynn Corp.	56,629	3,993,222
WPG Holding Co. Ltd.	944,880	2,631,002
Yageo Corp.	200,114	3,520,559
Yang Ming Marine Transport Corp.	1,035,000	1,578,522
Yuanta Financial Holding Co. Ltd.	6,004,343	5,177,387
Zhen Ding Technology Holding Ltd.	395,000	1,271,905
TOTAL TAIWAN		654,497,774
Thailand - 1.6%
Advanced Information Service PCL NVDR	703,800	4,325,668
Airports of Thailand PCL NVDR	2,532,500	4,249,688
Asset World Corp. PCL NVDR	4,732,600	529,800
Bangkok Dusit Medical Services PCL:
(For. Reg.)	18,200	14,059
NVDR	6,562,600	5,069,415
Bangkok Expressway and Metro PCL NVDR	4,514,200	931,583
Banpu PCL NVDR	5,346,700	930,152
Berli Jucker PCL NVDR	593,600	394,237
BTS Group Holdings PCL NVDR	4,654,300	783,738
Bumrungrad Hospital PCL NVDR	353,000	2,380,053
Central Pattana PCL:
(For. Reg.)	381,900	693,791
NVDR	813,200	1,477,326
Central Retail Corp. PCL:
(For. Reg.)	174,024	162,160
NVDR	883,000	822,801
Charoen Pokphand Foods PCL NVDR	2,289,000	1,196,858
CP ALL PCL NVDR	3,453,800	5,066,852
CP Axtra PCL NVDR	1,251,000	999,378
Delta Electronics PCL NVDR	1,845,900	4,070,954
Energy Absolute PCL NVDR	996,000	1,109,555
Global Power Synergy Public Co. Ltd. NVDR	419,400	578,887
Gulf Energy Development PCL NVDR	1,730,100	2,111,798
Home Product Center PCL NVDR	3,508,600	1,034,107
Indorama Ventures PCL NVDR	1,001,100	663,588
Intouch Holdings PCL NVDR	571,200	1,182,083
Kasikornbank PCL NVDR	351,000	1,184,767
Krung Thai Bank PCL:
(For. Reg.)	553,800	247,367
NVDR	1,510,800	674,832
Krungthai Card PCL:
(For. Reg.)	142,000	174,467
NVDR	472,400	580,410
Land & House PCL NVDR	4,943,900	1,063,099
Minor International PCL:
(For. Reg.)	110,326	94,529
NVDR	1,877,300	1,608,505
Muangthai Leasing PCL NVDR	442,100	526,823
Osotspa PCL NVDR	805,900	470,864
PTT Exploration and Production PCL NVDR	821,900	3,456,741
PTT Global Chemical PCL NVDR	1,336,300	1,255,688
PTT Oil & Retail Business PCL NVDR	1,778,900	893,336
PTT PCL NVDR	5,911,600	5,592,446
Robinsons Department Store PCL (For. Reg.)	55,100	24,698
SCB X PCL:
(For. Reg.)	188,200	548,963
NVDR	305,000	889,658
SCG Packaging PCL NVDR	764,500	675,667
Siam Cement PCL NVDR	461,000	3,496,945
Thai Oil PCL NVDR	727,321	1,115,119
TMBThanachart Bank PCL NVDR	14,374,400	722,479
True Corp. PCL	2,607,532	441,869
True Corp. PCL NVDR	3,586,098	607,696
TOTAL THAILAND		67,125,499
Turkey - 0.7%
Akbank TAS	1,846,621	2,406,175
Aselsan A/S	810,205	1,351,009
Bim Birlesik Magazalar A/S JSC	269,280	3,380,975
Eregli Demir ve Celik Fabrikalari T.A.S. (a)	830,074	1,180,076
Ford Otomotiv Sanayi A/S	41,352	1,201,927
Haci Omer Sabanci Holding A/S	604,215	1,445,576
Hektas Ticaret A/S (a)	683,165	401,186
Koc Holding A/S	448,929	2,377,423
Koza Altin Isletmeleri A/S	557,271	381,247
Pegasus Hava Tasimaciligi A/S (a)	27,379	678,949
Sasa Polyester Sanayi A/S	785,187	996,200
Tofas Turk Otomobil Fabrikasi A/S	73,820	599,415
Turk Hava Yollari AO (a)	326,731	2,936,757
Turkcell Iletisim Hizmet A/S	716,151	1,617,800
Turkiye Is Bankasi A/S Series C	2,071,359	1,750,194
Turkiye Petrol Rafinerileri A/S	570,025	2,817,721
Turkiye Sise ve Cam Fabrikalari A/S	814,721	1,323,636
Yapi ve Kredi Bankasi A/S	2,000,548	1,439,841
TOTAL TURKEY		28,286,107
United Arab Emirates - 1.3%
Abu Dhabi Commercial Bank PJSC	1,736,408	4,254,801
Abu Dhabi Islamic Bank	862,811	2,630,987
Abu Dhabi National Oil Co. for Distribution PJSC	1,860,457	1,798,179
Aldar Properties PJSC	2,284,894	3,172,643
Americana Restaurants International PLC	1,498,842	1,269,116
Dubai Islamic Bank Pakistan Ltd.	1,727,031	2,971,681
Emaar Properties PJSC	3,923,956	7,937,759
Emirates NBD Bank PJSC	1,122,430	5,409,007
Emirates Telecommunications Corp.	2,039,206	10,648,653
First Abu Dhabi Bank PJSC	2,615,680	10,425,831
Multiply Group (a)	2,326,238	1,830,362
TOTAL UNITED ARAB EMIRATES		52,349,019
United Kingdom - 0.1%
AngloGold Ashanti PLC	248,367	4,484,203
Pepco Group NV (a)	102,335	562,259
TOTAL UNITED KINGDOM		5,046,462
United States of America - 0.2%
JBS SA	458,500	2,168,306
Legend Biotech Corp. ADR (a)	43,252	2,381,455
Parade Technologies Ltd.	46,000	1,632,288
TOTAL UNITED STATES OF AMERICA		6,182,049
TOTAL COMMON STOCKS (Cost $3,209,514,749)		3,891,022,849

Nonconvertible Preferred Stocks - 2.4%
	Shares	Value ($)
Brazil - 1.6%
Banco Bradesco SA (PN)	3,143,288	9,738,711
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	147,405	1,363,847
Companhia Energetica de Minas Gerais (CEMIG) (PN)	825,260	1,918,899
Companhia Paranaense de Energia-COPEL (PN-B)	566,700	1,158,702
Gerdau SA	685,310	2,910,327
Itau Unibanco Holding SA	2,865,371	18,958,272
Itausa-Investimentos Itau SA (PN)	3,201,939	6,462,819
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	2,877,400	23,492,417
TOTAL BRAZIL		66,003,994
Chile - 0.1%
Sociedad Quimica y Minera de Chile SA (PN-B)	84,658	3,669,302
Colombia - 0.1%
Bancolombia SA (PN)	271,318	2,137,671
Korea (South) - 0.6%
Hyundai Motor Co. Ltd.	10,954	968,589
Hyundai Motor Co. Ltd. Series 2	25,073	2,215,513
LG Chemical Ltd.	4,308	873,404
LG H & H Co. Ltd.	988	101,165
Samsung Electronics Co. Ltd.	484,696	21,208,526
TOTAL KOREA (SOUTH)		25,367,197
Russia - 0.0%
Surgutneftegas OJSC (a)(d)	3,570,022	64,225
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $68,837,331)		97,242,389

Government Obligations - 0.4%
	Principal Amount (e)	Value ($)
United States of America - 0.4%
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (f) (Cost $14,953,656)	15,000,000	14,953,964

Money Market Funds - 2.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g)	73,998,058	74,012,858
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	17,886,428	17,888,217
TOTAL MONEY MARKET FUNDS (Cost $91,901,075)		91,901,075

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $3,385,206,811)	4,095,120,277
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(20,411,556)
NET ASSETS - 100.0%	4,074,708,721

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	1,786	Mar 2024	87,585,440	1,138,150	1,138,150

The notional amount of futures purchased as a percentage of Net Assets is 2.1%

Security Type Abbreviations
CP	-	COMMERCIAL PAPER

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $161,725,953 or 4.0% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,633,892.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	215,977,603	353,214,962	495,179,707	1,566,200	-	-	74,012,858	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	26,639,700	38,577,504	47,328,987	124,348	-	-	17,888,217	0.1%
Total	242,617,303	391,792,466	542,508,694	1,690,548	-	-	91,901,075

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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